COMMON STOCK (Details) - $ / shares	Jun. 30, 2023	Mar. 05, 2023	Dec. 31, 2022	Dec. 06, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000		100,000,000		36,038,535
Shares authorized			101,000,000
Par value per share	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	16,057,630		16,041,464	16,041,464	24,566,386
Common stock, shares outstanding	16,057,630		16,041,464	16,041,464	24,566,386
Series A
Class of Stock [Line Items]
Common stock, shares authorized					30,415,100
Common stock, shares issued					20,179,645
Common stock, shares outstanding					20,179,645
Series B
Class of Stock [Line Items]
Common stock, shares authorized					1,675,600
Common stock, shares issued					1,673,092
Common stock, shares outstanding					1,673,092
Series C
Class of Stock [Line Items]
Common stock, shares authorized					3,947,835
Par value per share			$ 0.0001
Common stock, shares issued					2,713,649
Common stock, shares outstanding					2,713,649
Warrant
Class of Stock [Line Items]
Common stock, shares issued				6,512,087
Escrow Reserve [Member]
Class of Stock [Line Items]
Common stock, shares issued				339,000
Subsequent Event [Member] | Merger Consideration Adjustment [Member]
Class of Stock [Line Items]
Common stock, shares issued		0